SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Nature of Business (Narrative) (Details)		12 Months Ended
	Nov. 11, 2005 shares	Dec. 31, 2017 vote segment shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Shares outstanding held indirectly by iHeartCommunications (as a percent)		89.50%
Voting power (as a percent)		99.00%
Common stock conversion ratio		1
Number of reportable business segments | segment		2
Common Class B
Class of Stock [Line Items]
Number of shares held indirectly by iHeartCommunications		315,000,000	315,000,000
Number of votes per share | vote		20
Common Class A
Class of Stock [Line Items]
Number of shares held indirectly by iHeartCommunications		10,726,917
Number of votes per share | vote		1
IPO
Class of Stock [Line Items]
Shares sold in initial public offering (as a percent)	10.00%
Number of shares sold in initial public offering	35,000,000.0